Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Over-Allotment Option [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Over-Allotment Option [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Over-Allotment Option [Member] Preferred Stock [Member]	Over-Allotment Option [Member] Common Stock [Member]	Over-Allotment Option [Member] Additional Paid-in Capital [Member]	Over-Allotment Option [Member] Retained Earnings [Member]	Over-Allotment Option [Member] AOCI Attributable to Parent [Member]	Over-Allotment Option [Member]	Consulting Agreement One [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Consulting Agreement One [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Consulting Agreement One [Member] Preferred Stock [Member]	Consulting Agreement One [Member] Common Stock [Member]	Consulting Agreement One [Member] Additional Paid-in Capital [Member]	Consulting Agreement One [Member] Retained Earnings [Member]	Consulting Agreement One [Member] AOCI Attributable to Parent [Member]	Consulting Agreement One [Member]	Consulting Agreement Two [Member] Preferred Stock [Member]	Consulting Agreement Two [Member] Common Stock [Member]	Consulting Agreement Two [Member] Additional Paid-in Capital [Member]	Consulting Agreement Two [Member] Retained Earnings [Member]	Consulting Agreement Two [Member] AOCI Attributable to Parent [Member]	Consulting Agreement Two [Member]	Helomics Holding Corp. [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Helomics Holding Corp. [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Helomics Holding Corp. [Member] Preferred Stock [Member]	Helomics Holding Corp. [Member] Common Stock [Member]	Helomics Holding Corp. [Member] Additional Paid-in Capital [Member]	Helomics Holding Corp. [Member] Retained Earnings [Member]	Helomics Holding Corp. [Member] AOCI Attributable to Parent [Member]	Helomics Holding Corp. [Member]	Investor Relations Consultant [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Investor Relations Consultant [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Investor Relations Consultant [Member] Preferred Stock [Member]	Investor Relations Consultant [Member] Common Stock [Member]	Investor Relations Consultant [Member] Additional Paid-in Capital [Member]	Investor Relations Consultant [Member] Retained Earnings [Member]	Investor Relations Consultant [Member] AOCI Attributable to Parent [Member]	Investor Relations Consultant [Member]	Series E Warrants [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Series E Warrants [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Series E Warrants [Member] Preferred Stock [Member]	Series E Warrants [Member] Common Stock [Member]	Series E Warrants [Member] Additional Paid-in Capital [Member]	Series E Warrants [Member] Retained Earnings [Member]	Series E Warrants [Member] AOCI Attributable to Parent [Member]	Series E Warrants [Member]	Re-priced Warrants [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Re-priced Warrants [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Re-priced Warrants [Member] Preferred Stock [Member]	Re-priced Warrants [Member] Common Stock [Member]	Re-priced Warrants [Member] Additional Paid-in Capital [Member]	Re-priced Warrants [Member] Retained Earnings [Member]	Re-priced Warrants [Member] AOCI Attributable to Parent [Member]	Re-priced Warrants [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2015																																																									$ 18,950	$ 2,080	$ 44,584,118	$ (40,492,437)		$ 4,112,711
Balance (in shares) at Dec. 31, 2015																																																										208,259
Shares issued pursuant to the public offering																																		$ 260	$ 116,740			$ 117,000
Shares issued pursuant to the public offering (in shares)																																		26,000
Vesting Expense																																																											165,271			165,271
Unrealized (loss) from marketable securities																																																													$ 1,501	1,501
Net loss																																																												(6,526,014)		(6,526,014)
Balance at Dec. 31, 2016																																																									792	$ 45,644	47,894,196	(47,018,451)	1,501	923,682
Balance (in shares) at Dec. 31, 2016																																																								79,246		4,564,428
Shares issued pursuant to the public offering				$ 1,750	$ 392,000			$ 393,750																																																		$ 17,500	3,403,688			3,421,188
Shares issued pursuant to the public offering (in shares)				175,000																																																						1,750,000
Vesting Expense																																																											2,131,821			2,131,821
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement																																																										$ (4,000)				(4,000)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement (in shares)																																																										(400,000)
Shares issued for services												$ 1,000	$ 219,000			$ 220,000
Shares issued for services (in shares)												100,000
Unrealized (loss) from marketable securities																																																													(1,501)	(1,501)
Net loss																				$ (3,885,517)		$ (3,885,517)																																								(3,885,517)
Balance at Jun. 30, 2017																																	$ 792	$ 61,894	$ 54,040,705	$ (50,903,968)		$ 3,199,423
Balance (in shares) at Jun. 30, 2017																																79,246		6,189,428
Balance at Dec. 31, 2016																																																									792	$ 45,644	47,894,196	(47,018,451)	1,501	923,682
Balance (in shares) at Dec. 31, 2016																																																								79,246		4,564,428
Shares issued pursuant to the public offering				$ 1,750	392,000			393,750																																																		$ 17,500	3,403,688			3,421,188
Shares issued pursuant to the public offering (in shares)				175,000																																																						1,750,000
Vesting Expense																																																											4,042,256			4,042,256
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement																																																										$ (4,000)				(4,000)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement (in shares)																																																										(400,000)
Shares issued for services												$ 1,000	$ 219,000			$ 220,000		$ 433	$ 63,699			$ 64,132
Shares issued for services (in shares)												100,000						43,333
Unrealized (loss) from marketable securities																																																												(1)	(1,501)
Net loss																																																												(7,746,593)		(7,746,593)
Preferred conversion to common shares pursuant to private placement agreement																																																									(5,659)	$ 6,604	85,236			86,182
Preferred conversion to common shares pursuant to private placement agreement (in shares)																																																										660,522
Balance at Dec. 31, 2017																																																									7,271	$ 69,432	57,380,256	(54,765,045)		2,691,914
Balance (in shares) at Dec. 31, 2017																																																							647,819	79,246		6,943,283
Shares issued pursuant to the public offering				$ 2,153	$ 202,268	$ 1		$ 204,422																																																		$ 29,000	2,726,087			2,755,087
Shares issued pursuant to the public offering (in shares)				215,247																																																						2,900,000
Vesting Expense																																																											460,368			460,368
Net loss																																																												(4,133,432)		(4,133,432)
Preferred conversion to common shares pursuant to private placement agreement																																																									(6,479)	$ 5,897	582			0
Preferred conversion to common shares pursuant to private placement agreement (in shares)																																																							(647,819)			589,747
Investment pursuant to Helomics 20% acquisition																										$ 11,000	$ 1,031,250			$ 1,042,250
Investment pursuant to Helomics 20% acquisition (in shares)																										1,100,000
Warrant exercises																																										$ 888	$ 87,948			$ 88,836				$ 2,523	$ 249,810			$ 252,333
Warrant exercises (in shares)																																										88,836								252,333
Balance at Jun. 30, 2018																																																									$ 792	$ 120,893	$ 62,138,569	$ (58,898,476)		$ 3,361,778
Balance (in shares) at Jun. 30, 2018																																																								79,246		12,089,446